UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06223

Name of Fund: Legg Mason Tax-Free Income Fund
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202.

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with the semi-annual report for the Legg Mason Tax-Free Income Fund (“Trust”) for the six months ended September 30, 2004. This report includes financial information for the three series of the Trust: the Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust.

   The following table summarizes key statistics for each Fund, as of September 30, 2004:

		Average	Net Asset
		Weighted	Value
	SEC YieldA	Maturity	Per Share

Maryland Tax-Free	3.33%	12 Years	$16.62
Pennsylvania Tax-Free	3.34%	12 Years	$16.83
Tax-Free Intermediate	2.70%	7 Years	$16.14

   For the six months ended September 30, 2004, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 1.49%, 1.29%, and .86%, respectively. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Past performance does not guarantee future results.

   The Funds purchase only securities which have received investment grade ratings from Moody’s Investors Service or Standard & Poor’s or which are judged by their investment adviser to be of comparable quality. Moody’s ratingsB of securities currently owned by the Funds are:

	Maryland	Pennsylvania	Tax-Free
	Tax-Free	Tax-Free	Intermediate

Aaa	44.85%	64.99%	57.94%
Aa	16.87%	29.47%	19.04%
A	18.77%	—	4.70%
Baa	10.93%	—	5.97%
Short-term securities	8.58%	5.54%	12.35%

A	SEC yields reported are for the 30 days ended September 30, 2004. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 3.11%, 3.04% and 2.38%, respectively.

B	S&P ratings for any security not rated by Moody’s.

Semi-Annual Report to Shareholders

   Many Primary Class shareholders invest regularly in the Funds on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting President

October 29, 2004

Semi-Annual Report to Shareholders

Legg Mason Tax-Free Income Fund

Sector Diversification

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Maryland		Pennsylvania		Tax-Free
	Tax-Free		Tax-Free		Intermediate-Term
	Income Trust		Income Trust		Income Trust

	% of	Market	% of	Market	% of	Market
	Net Assets	Value	Net Assets	Value	Net Assets	Value

Education Revenue	9.5%	$15,566	10.8%	$8,109	6.0%	$4,529
Escrowed	5.6	9,169	7.3	5,446	1.6	1,221
General Obligation — Local	12.5	20,460	13.6	10,169	9.6	7,274
General Obligation — School	—	—	14.3	10,733	6.0	4,526
General Obligation — State	5.0	8,117	3.2	2,393	20.2	15,293
Health Care and Hospital Revenue	18.4	29,908	6.5	4,866	10.6	8,040
Housing Revenue	5.4	8,753	—	—	2.6	1,950
Lease Revenue	2.9	4,768	—	—	1.4	1,077
Port Facilities Revenue	3.8	6,273	—	—	—	—
Pre-Refunded Bonds	6.1	10,018	18.9	14,133	4.4	3,321
Small Business Administration Revenue	—	—	—	—	—	—
Solid Waste Revenue	4.3	7,058	—	—	2.3	1,732
Transportation Revenue	2.1	3,485	8.6	6,449	8.6	6,491
Utility	4.8	7,897	1.4	1,027	5.2	3,959
Water and Sewer Revenue	9.7	15,833	9.0	6,755	7.7	5,822
Short-Term Investments	8.8	14,370	5.5	4,110	12.4	9,370
Other Assets Less Liabilities	1.1	1,726	0.9	674	1.4	1,048

	100.0%	$163,401	100.0%	$74,864	100.0%	$75,653

Investment Abbreviations:

AMBAC	AMBAC Indemnity Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCR	Pollution Control Revenue
VRDN	Variable Rate Demand Note

Semi-Annual Report to Shareholders

Expense Examples

Legg Mason Tax-Free Income Fund

   As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2004, and held through September 30, 2004. The ending value assumes dividends are reinvested at the time they were paid.

Actual Expenses

   The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples, with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account Value	Account Value	During the Period	Annualized
	4/1/04	9/30/04	4/1/04 to 9/30/04	Expense Rate

Maryland Tax-Free Actual	$1,000.00	$1,014.90	$3.54	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Pennsylvania Tax-Free Actual	$1,000.00	$1,012.90	$3.53	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55
Tax-Free Intermediate Actual	$1,000.00	$1,008.60	$3.52	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Maryland Tax-Free Income Trust

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Performance Information — Continued

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+3.94%	+3.94%
Five Years	+34.66%	+6.13%
Ten Years	+76.51%	+5.85%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A total return performance benchmark for the long-term investment grade tax-exempt bond market.

Semi-Annual Report to Shareholders

Portfolio of Investments

Maryland Tax-Free Income Trust
September 30, 2004 (Unaudited)

(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 90.1%
Maryland — 90.1%
Anne Arundel County, Maryland, Consolidated General Improvement Bonds, Series 1996	5.000%	9/1/16	$1,000	$1,060
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvements, Series 1999	6.500%	5/15/06	1,000	1,074
Anne Arundel County, Maryland, PCR Refunding Bonds (Baltimore Gas and Electric Company Project), Series 1994	6.000%	4/1/24	4,500	4,619
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, 1998 Series (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,451	A
Carroll County, Maryland, GO Bonds, County Commissioners of Carroll County, Consolidated Public Improvement Bonds of 1995 (Pre-refunded 11/1/05)	5.375%	11/1/25	1,000	1,050	A
City of Annapolis, Maryland, Economic Development Revenue and Revenue Refunding Bonds (St. John’s College Facility)
1998 Series	5.500%	10/1/18	1,000	1,043
1998 Series	5.500%	10/1/23	2,000	2,070
City of Baltimore, Maryland (Mayor and City Council of Baltimore), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1993, Series D (AMBAC insured)	6.000%	10/15/06	1,140	1,233

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects)
Series 1996-A (FGIC insured)	5.000%	7/1/22	$1,550	$1,696
Series 1996-A (FGIC insured) (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,125	A
City of Baltimore, Maryland (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects)
Series 1994-A	5.000%	7/1/24	3,710	4,012
Series 1994-A	5.000%	7/1/24	1,890	2,043
Community Development Administration, Maryland Department of Housing and Community Development, Multi-Family Housing Revenue Bonds (Insured Mortgage Loans)
2001 Series B AMT	5.100%	5/15/16	1,090	1,149
1995 Series B AMT	5.800%	5/15/26	1,500	1,533
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds
2001 Series H AMT	5.200%	9/1/22	1,790	1,844
2001 Series B AMT	5.375%	9/1/22	310	321
2000 Series H AMT	5.700%	9/1/22	1,780	1,840
1999 Series D AMT	5.375%	9/1/24	2,000	2,066
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,485
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds of 1998, Series A	5.000%	7/1/15	1,000	1,122
Harford County, Maryland, Consolidated Public Improvement Bonds, Series 1996 (Pre-refunded 3/1/06)	5.000%	3/1/12	315	335	A

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, 1991 Series B	0.000%	8/15/07	$1,000	$936	B
IDA of Prince George’s County, Maryland Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project)
Series 2003B (MBIA insured)	5.125%	6/30/15	3,340	3,696
Series 2003B (MBIA insured)	5.000%	6/30/19	1,000	1,072
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), 2001 Series (AMBAC insured)	5.375%	7/1/16	1,000	1,116
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,018
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	799
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue
Series 1998	6.000%	7/1/08	1,000	1,130
Series 1998	6.000%	7/1/10	500	581
Series 1997	5.625%	7/1/17	1,000	1,101
Series 1998	5.125%	7/1/20	3,000	3,227
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,208
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,051

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.750%	7/1/22	$1,000	$1,049
Series 2002	6.000%	7/1/26	2,000	2,100
Series 2002	5.750%	7/1/27	1,050	1,083
Series 2002	5.800%	7/1/32	2,000	2,063
Series 2002	6.000%	7/1/37	1,000	1,045
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,064
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,341
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,237
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,920
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,033
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue
Series 2004A	2.000%	7/1/05	500	500
Series 2004A	5.250%	7/1/18	1,640	1,759
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	544

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue
Series 2001	5.000%	5/15/12	$1,500	$1,626
Series 1990	0.000%	7/1/19	4,000	1,961	B
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	263
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2001	5.750%	7/1/21	3,000	3,200
Series 2000	6.750%	7/1/30	1,250	1,408
Series 2002	6.000%	7/1/32	1,000	1,065
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	529
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	357
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995
Series A (FGIC insured)	0.000%	10/15/11	940	639	B
Series A (Pre-refunded 10/15/05) (FGIC insured)	0.000%	10/15/11	1,060	724	A,B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project)
Series 1984A	6.500%	10/1/11	5,000	5,225
Series 1984B	6.500%	10/1/11	1,000	1,047

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement
Refunding Bonds of 2001, Series A	4.000%	10/1/04	$1,025	$1,025
Refunding Bonds of 1992, Series A	5.800%	7/1/07	4,000	4,405
Refunding Bonds of 1992, Series A	0.000%	7/1/10	3,000	2,489	B
Refunding Bonds of 1999, Series A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,333	A
Montgomery County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1994 Series	5.375%	2/15/24	1,000	1,014
Northeast Maryland Waste Disposal Authority, Resource Recovery Revenue Refunding Bonds (Southwest Resource Recovery Facility), Series 1993 (MBIA insured)	7.200%	1/1/05	2,200	2,231
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	3,425	3,751
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,076
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1999 (FSA insured)	5.500%	10/1/13	4,500	5,062
Prince George’s County, Maryland, PCR Refunding Bonds (Potomac Electric Project), 1993 Series	6.375%	1/15/23	2,250	2,265
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,279
Loan of 2001, First Series	5.500%	3/1/15	5,000	5,838

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series Z-2	5.125%	5/1/21	$1,310	$1,414
University of Maryland System Auxiliary Facility and Tuition Revenue Bonds, 1997 Series A	5.125%	4/1/17	2,000	2,141
Washington Suburban Sanitary District, Maryland (Montgomery and Prince George’s Counties)
Water Supply Refunding Bonds 1997	5.250%	6/1/16	1,650	1,891
Water Supply Refunding Bonds 1997	5.750%	6/1/17	2,000	2,391
Water Supply Refunding Bonds 1997	6.000%	6/1/18	2,705	3,312
Water Supply Refunding Bonds 1997	6.000%	6/1/19	3,665	4,500

Total Municipal Bonds (Identified Cost — $135,763)				147,305

Variable Rate Demand Obligations — 8.8%
Alaska — 0.3%
City of Valdez, Alaska, Marine Terminal Revenue Refunding Bonds Project, Series 2001 VRDN	1.740%	10/1/04	500	500	C

Maryland — 7.0%
Baltimore County, Maryland, Revenue Bonds (Oak Crest Village Inc. Project), Series 1999A VRDN	1.690%	10/7/04	1,970	1,970	C
Community Development Administration, Maryland Department of Housing and Community Development, Residential Revenue Bonds, 2004 Series F AMT VRDN	1.680%	10/7/04	2,000	2,000	C

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland Health and Higher Educational Facilities Authority (Pooled Loan Program Issue), Series 1985A VRDN	1.700%	10/6/04	$1,500	$1,500	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2004A VRDN	1.700%	10/7/04	2,000	2,000	C
Maryland State Industrial Development Financing Authority, Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002A VRDN	1.690%	10/6/04	1,300	1,300	C
Montgomery County, Maryland, Economic Development Revenue Bonds (Sandy Spring Friends School Facility), Series 2004 VRDN	1.560%	10/6/04	2,100	2,100	C
Washington Suburban Sanitary District, GO, Variable Rate Demand BANS, 2003 Series B VRDN	1.650%	10/6/04	500	500	C

				11,370

Mississippi — 0.4%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	1.740%	10/1/04	700	700	C

Nevada — 0.6%
Clark County, Nevada, School District Adjustable Rate, GO (Limited Tax) School Bonds, Series 2001A VRDN	1.650%	10/1/04	1,000	1,000	C

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Texas — 0.5%
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN	1.720%	10/1/04	$800	$800	C

Total Variable Rate Demand Obligations (Identified Cost — $14,370)				14,370

Total Investments — 98.9% (Identified Cost — $150,133)				161,675
Other Assets Less Liabilities — 1.1%				1,726

Net Assets — 100.0%				$163,401

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Maryland Tax-Free Income Trust
September 30, 2004 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $150,133)		$161,675

Receivable for:
Fund shares sold		119
Dividend and interest income		2,176
Other		1

		163,971

Liabilities:

Payable for:
Fund shares repurchased	$47
Income distribution	265
Due to manager and distributor	81
Accrued expenses	177

		570

Net Assets		$163,401

Net Assets Consist of:

Accumulated paid-in-capital applicable to:
9,829 Primary Class shares outstanding	$151,693
Undistributed net investment income	52
Accumulated net realized gain/(loss) on investments	114
Unrealized appreciation/(depreciation) of investments	11,542

Net Assets		$163,401

Net Asset Value Per Share:

Primary Class		$16.62

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Maryland Tax-Free Income Trust
For the Six Months Ended September 30, 2004 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$3,761

Expenses:
Investment management fee	$450
Distribution and service fees	205
Audit and legal fees	19
Custodian fees	34
Registration fees	4
Reports to shareholders	11
Transfer agent and shareholder servicing expense	21
Trustees’ fees and expenses	8
Other expenses	4

	756
Less: Fees waived	(182)
Compensating balance credits	(1)

Total expenses, net of waivers and compensating balance credits		573

Net Investment Income		3,188

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	113
Change in unrealized appreciation/(depreciation) of investments	(1,057)

Net Realized and Unrealized Gain/(Loss) on Investments		(944)

Change in Net Assets Resulting From Operations		$2,244

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Maryland Tax-Free Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$3,188	$6,832
Net realized gain/(loss) on investments	113	1,123
Change in unrealized appreciation/ (depreciation) of investments	(1,057)	282

Change in net assets resulting from operations	2,244	8,237

Distributions to shareholders:
From net investment income	(3,235)	(6,929)
From net realized gain on investments	(637)	—
Change in net assets from Fund share transactions	(4,712)	809

Change in net assets	(6,340)	2,117

Net Assets:
Beginning of period	169,741	167,624

End of period	$163,401	$169,741

Undistributed net investment income	$52	$99

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Maryland Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$16.77		$16.63		$15.89		$16.15		$15.42		$16.39

Investment operations:
Net investment income	.32	A	.68	A	.70	A	.75	A	.77	A	.77	A
Net realized and unrealized gain/(loss) on investments	(.08)		.15		.74		(.28)		.73		(.91)

Total from investment operations	.24		.83		1.44		.47		1.50		(.14)

Distributions:
From net investment income	(.33)		(.69)		(.70)		(.73)		(.77)		(.77)
From net realized gain on investments	(.06)		—		—		—		—		(.06)

Total distributions	(.39)		(.69)		(.70)		(.73)		(.77)		(.83)

Net asset value, end of period	$16.62		$16.77		$16.63		$15.89		$16.15		$15.42

Ratios/supplemental data:
Total return	1.49	%B	5.06%		9.20%		2.96%		10.01%		(.79)%
Total expenses to average net assetsC	.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net expenses to average net assetsE	.70	%A,D	.70	%A	.70	%A	.70	%A	.70	%A	.70	%A
Net investment income to average net assets	3.90	%A,D	4.05	%A	4.27	%A	4.53	%A	4.93	%A	4.94	%A
Portfolio turnover rate	4.5	%B	7.5%		18.4%		16.4%		9.3%		23.0%
Net assets, end of period (in thousands)	$163,401		$169,741		$167,624		$157,269		$153,229		$141,953

A	Net of fees waived by LMFA through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2004, 0.92% and for the years ended March 31, 2004, 0.95%; 2003, 0.94%; 2002, 0.93%; 2001, 0.93%; 2000, 0.96%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Pennsylvania Tax-Free Income Trust

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to November 3, 1997, shares of the Fund were subject to a maximum initial sales charge of 2.75%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+3.69%	+3.69%
Five Years	+34.21%	+6.06%
Ten Years	+77.56%	+5.91%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	A total return performance benchmark for the long-term investment grade tax-exempt bond market.

Semi-Annual Report to Shareholders

Portfolio of Investments

Pennsylvania Tax-Free Income Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 93.6%
Pennsylvania — 93.6%
Allegheny County Hospital Development Authority, Health Center Revenue Bonds, UPMC Health System (MBIA insured)
Series 1997B	6.000%	7/1/24	$1,000	$1,195
Series 1997B	6.000%	7/1/26	2,250	2,669
Allegheny County Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds (MBIA insured)
Refunding Series of 2001	5.375%	12/1/17	1,000	1,122
Series of 2000	5.500%	12/1/30	1,000	1,080
Allegheny County, Pennsylvania, Higher Education Building Authority, University Revenue Bonds (Carnegie Mellon University), Series 2002	5.250%	3/1/32	1,190	1,227
Athens Area School District, Bradford County, Pennsylvania, GO Bonds,
Series of 2001 (FGIC insured)	5.500%	4/15/16	1,000	1,127
Bethlehem Area School District, Northampton and Lehigh Counties, Pennsylvania, GO Bonds,
Series A of 2001 (Pre-refunded 3/15/12) (FGIC insured)	5.375%	3/15/20	2,000	2,273	A
Blue Mountain School District, Schuylkill County, Pennsylvania, GO Bonds, Series A of 2001 (Pre-refunded 10/1/11) (FSA insured)	5.500%	10/1/18	1,660	1,900	A
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds,
Series of 2002 (FGIC insured)	5.500%	5/15/19	1,930	2,177
City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Twelfth Series B (MBIA insured)	7.000%	5/15/20	500	624
City of Philadelphia, Pennsylvania, GO Bonds, Series 2001 (FSA insured)	5.250%	9/15/15	1,000	1,101

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

City of Pittsburgh (Commonwealth of Pennsylvania), GO Bonds,
Series A of 1997 (AMBAC insured)	5.250%	9/1/18	$2,000	$2,125
Commonwealth of Pennsylvania, GO Bonds
Second Series of 1992 (FSA insured)	6.250%	7/1/12	2,000	2,393
Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	3,000	3,452	A
First Series of 2002 (Pre-refunded 2/1/12)	5.250%	2/1/15	1,790	2,016	A
County of Butler (Commonwealth of Pennsylvania), GO Bonds, Series of 2003 (Pre-refunded 7/15/13) (FGIC insured)	5.250%	7/15/23	500	568	A
County of Chester, Pennsylvania, GO Bonds
Series of 2004	2.000%	9/1/05	1,630	1,635
Series of 1998	5.000%	6/15/15	1,000	1,062
Series of 2004	5.000%	9/1/15	1,280	1,386
County of Delaware, Pennsylvania, GO Bonds, Series of 1999	5.125%	10/1/16	2,650	2,860
County of Westmoreland, Commonwealth of Pennsylvania, GO Bonds (AMBAC insured)
Series of 1992	0.000%	8/1/13	2,000	1,419	B
Series of 1992	0.000%	8/1/14	1,000	676	B
Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series of 1997 (Pre-refunded 6/1/07) (AMBAC insured)	5.625%	6/1/17	2,000	2,185	A
Lower Merion School District, Montgomery County, Pennsylvania, GO Bonds, Series 2003	5.000%	5/15/17	2,000	2,178
Northampton County Higher Education Authority, University Revenue Bonds, Series B of 1996 (Lehigh University)	5.250%	11/15/21	2,500	2,647

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania Convention Center Authority, Revenue Bonds, 1989 Series A (FGIC insured)	6.000%	9/1/19	$1,000	$1,215
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Bryn Mawr College Revenue Bonds, Series of 1999 (AMBAC insured)	5.125%	12/1/29	2,000	2,052
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	1,365	1,512
Series B of 1998 (AMBAC insured)	5.250%	12/1/16	635	696
Series B of 2003 (MBIA insured)	5.250%	12/1/17	1,000	1,111
Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds (AMBAC insured)
Series of 2001	5.375%	7/15/19	1,000	1,111
Series of 2001	5.500%	7/15/32	1,000	1,079
Port Authority of Allegheny County, Pennsylvania, Special Revenue Transportation Bonds
Series of 1999 (Pre-refunded 3/1/09) (MBIA insured)	6.375%	3/1/14	1,000	1,165	A
Refunding Series of 2001 (FGIC insured)	5.500%	3/1/17	250	281
Refunding Series of 2001 (FGIC insured)	5.250%	3/1/20	2,000	2,170
State Public School Building Authority, Commonwealth of Pennsylvania, School Revenue Bonds (School District of the City of York Project), Series of 2003 (FSA insured)	5.000%	5/1/19	1,655	1,769
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1995 (MBIA insured)	6.250%	8/1/11	2,000	2,365
Series 2001A (FGIC insured)	5.375%	11/1/20	2,000	2,187

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Refunding Bonds (The Children’s Hospital of Philadelphia Project), Series A of 1993	5.000%	2/15/21	$1,000	$1,002
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/13	900	1,027
The Pennsylvania State University Bonds
Refunding Series 2003	5.250%	3/1/18	1,000	1,097
The School District of Philadelphia, Pennsylvania, GO Bonds
Series A of 2000 (FSA insured) (Pre-refunded 2/1/11)	5.750%	2/1/13	500	574	A
Series B of 2002 (FGIC insured)	5.625%	8/1/15	1,700	1,903
Union County, Pennsylvania, Higher Educational Facilities Financing Authority, University Revenue Bonds (Bucknell University), Series A of 2002	5.250%	4/1/20	1,000	1,087
Wilkes-Barre Area School District, Luzerne County, Pennsylvania, GO Notes, Series A of 2003 (MBIA insured)	5.250%	4/1/22	1,460	1,580

Total Municipal Bonds (Identified Cost — $64,901)				70,080

Variable Rate Demand Obligations — 5.5%
Pennsylvania — 5.5%
Pennsylvania Higher Educational Facilities Authority, Variable Rate Revenue Refunding Bonds (Carnegie Mellon University)
Series 1995B VRDN	1.710%	10/1/04	1,000	1,000	C
Series 1995D VRDN	1.710%	10/1/04	1,000	1,000	C
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Revenue Refunding Bonds (City of Philadelphia Funding Program), Series of 2003 VRDN	1.710%	10/7/04	1,210	1,210	C

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

The Hospitals and Higher Education Facilities Authority of Philadelphia, Hospital Revenue Bonds (The Children’s Hospital of Philadelphia Project), Series B of 2002 VRDN	1.710%	10/1/04	$900	$900	C

Total Variable Rate Demand Obligations (Identified Cost — $4,110)				4,110

Total Investments — 99.1% (Identified Cost — $69,011)				74,190
Other Assets Less Liabilities — 0.9%				674

				$74,864

Net assets — 100.0%

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations is included in the Sector Diversification section of this report.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Pennsylvania Tax-Free Income Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $69,011)		$74,190

Receivable for:
Fund shares sold		47
Dividend and interest income		927
Other		1

		75,165

Liabilities:

Payable for:
Fund shares repurchased	$1
Income distribution	109
Due to manager and distributor	31
Accrued expenses	160

		301

Net Assets		$74,864

Net Assets Consist of:

Accumulated paid-in-capital applicable to:
4,447 Primary Class shares outstanding	$69,808
Undistributed net investment income	8
Accumulated net realized gain/(loss) on investments	(131)
Unrealized appreciation/(depreciation) of investments	5,179

Net Assets		$74,864

Net Asset Value Per Share:

Primary Class		$16.83

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Pennsylvania Tax-Free Income Trust

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,606

Expenses:
Investment management fee	208
Distribution and service fees	95
Audit and legal fees	19
Custodian fee	27
Registration fees	3
Reports to shareholders	8
Transfer agent and shareholder servicing expense	10
Trustees’ fees and expenses	8
Other expenses	4

	382
Less: Fees waived	(117)
Compensating balance credits	—	A

Total expenses, net of waivers and compensating balance credits			265

Net Investment Income			1,341

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	(131)
Change in unrealized appreciation/(depreciation) of investments	(367)

Net Realized and Unrealized Gain/(Loss) on Investments			(498)

Change in Net Assets Resulting From Operations			$843

A Amount is less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Pennsylvania Tax-Free Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment income	$1,341	$2,636
Net realized gain/(loss) on investments	(131)	311
Change in unrealized appreciation/ (depreciation) of investments	(367)	872

Change in net assets resulting from operations	843	3,819

Distributions to shareholders:
From net investment income	(1,341)	(2,663)
From net realized gain on investments	(166)	(539)
Change in net assets from Fund share transactions	(4,529)	1,775

Change in net assets	(5,193)	2,392

Net Assets:
Beginning of period	80,057	77,665

End of period	$74,864	$80,057

Undistributed net investment income	$8	$8

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Pennsylvania Tax-Free Income Trust

   Contained below is per share operating performance data for a Primary Class share and an Institutional Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$16.95		$16.79		$15.98		$16.29		$15.57		$16.53

Investment operations:
Net investment income	0.29	A	.56	A	.65	A	.74	A	.80	A	.79	A
Net realized and unrealized gain/(loss) on investments	(.08)		.28		.81		(.31)		.72		(.94)

Total from investment operations	.21		.84		1.46		.43		1.52		(.15)

Distributions:
From net investment income	(.29)		(.57)		(.65)		(.74)		(.80)		(.79)
From net realized gain on investments	(.04)		(.11)		—		—		—		(.02)

Total distributions	(.33)		(.68)		(.65)		(.74)		(.80)		(.81)

Net asset value, end of period	$16.83		$16.95		$16.79		$15.98		$16.29		$15.57

Ratios/supplemental data:
Total return	1.29	%B	5.08%		9.27%		2.64%		10.06%		(.84)%
Total expenses to average net assetsC	.70	%A,D	.70	% A	.70	% A	.70	% A	.64	% A	.66	% A
Net expenses to average net assetsE	.70	%A	.70	% A	.70	% A	.70	% A	.64	% A	.66	% A
Net investment income to average net assets	3.54	%A	3.32	% A	3.92	% A	4.47	% A	5.08	% A	5.03	% A
Portfolio turnover rate	5.1%		18.3%		21.3%		36.8%		15.5%		28.6%
Net assets, end of period (in thousands)	$74,864		$80,057		$77,665		$71,478		$70,059		$69,195

A	Net of fees waived by LMFA through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2004, 1.01%; and for the years ended March 31, 2004, 1.01%; 2003, 0.98%; 2002, 1.02%; 2001, 1.03%; 2000, 1.02%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described above.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described above.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	For the		For the
	Period Ended		Year Ended
	2/26/01F		3/31/00

Net asset value, beginning of year	$15.57		$16.53

Investment operations:
Net investment income	.76	G	.82	G
Net realized and unrealized gain/(loss) on investments	.65		(.94)

Total from investment operations	1.41		(.12)

Distributions:
Net investment income	(.76)		(.82)
Net realized gain on investments	—		(.02)

Total distributions	(.76)		(.84)

Net asset value, end of year	$16.22		$15.57

Ratios/supplemental data:
Total return	9.29	%B	(.62)%
Total expenses to average net assetsC	.45	%D,G	.45	%G
Net expenses to average net assetsD	.45	%D,G	.45	%G
Net investment income to average net assets	5.27	%D,G	5.13	%G
Portfolio turnover rate	15.5%		28.6%
Net assets, end of year (in thousands)	$—		$66

F	For the period April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

G	Net of fees waived by LMFA pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been: for the period ended February 26, 2001, 0.87%; and for the year ended March 31, 2000, 0.81%.

See notes to financial statements.

Semi-Annual Report to Shareholders

Performance Information

Tax-Free Intermediate-Term Income Trust

   The following graphs compare the Fund’s total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. Prior to August 1, 1995, shares of the Fund were subject to a maximum initial sales charge of 2.00%. The returns shown on the following page do not reflect the imposition of an initial sales charge. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

   Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.68%	+2.68%
Five Years	+28.75%	+5.18%
Ten Years	+64.10%	+5.08%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Past performance does not predict future performance.

A	A total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years.

Semi-Annual Report to Shareholders

Portfolio of Investments

Tax-Free Intermediate-Term Income Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 86.2%
Arizona — 1.5%
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2001 Series A	5.000%	1/1/11	$1,000	$1,109

California — 4.3%
State of California Economic Recovery Bonds, Series 2004A	5.000%	7/1/16	1,000	1,071
State of California Various Purpose, GO Bonds	5.000%	2/1/20	1,000	1,057
The Regents of the University of California, General Revenue Bonds, Series 2003A (AMBAC insured)	5.000%	5/15/13	1,000	1,115

				3,243

Delaware — 1.8%
The State of Delaware, GO Bonds, Series 2004A	5.000%	1/1/13	1,225	1,353

District of Columbia — 1.5%
District of Columbia Multimodal Revenue Bonds, MedStar Health, Inc. Issue (Georgetown University Hospital and Washington Hospital Center Projects), Series 2001D	6.875%	8/15/31	1,000	1,110

Florida — 5.1%
Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 1992 (MBIA insured)	6.000%	10/1/12	1,000	1,184
State of Florida, Full Faith and Credit, State Board of Education, Capital Outlay Bonds
1995 Series A (Pre-refunded 1/1/05)	5.600%	1/1/08	1,000	1,020	A
2000 Series A	5.500%	1/1/16	1,500	1,665

				3,869

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Georgia — 2.9%
Development Authority of the City of Milledgeville and Baldwin County Revenue Bonds (Georgia College & State University Foundation Property III, LLC, Student Housing System Project), Series 2004	5.500%	9/1/24	$1,000	$1,035
State of Georgia, GO Bonds, Series 1997C	6.250%	8/1/10	1,000	1,174

				2,209

Hawaii — 1.4%
Hawaii State, GO Bonds of 2004, Series DD (MBIA insured)	5.000%	5/1/16	1,000	1,094

Louisiana — 4.1%
Board of Supervisors of Louisiana State University and Agricultural and Mechanical College, Auxiliary Revenue Refunding Bonds, Series 2004 (FSA insured)	5.250%	7/1/13	1,000	1,125
City of Lafayette, State of Louisiana, Public Improvement Sales Tax Bonds, Series 1999B (FGIC insured)	7.000%	3/1/09	750	882
City of New Orleans, Louisiana, GO Refunding Bonds, Series 1998 (FGIC insured)	5.500%	12/1/10	1,000	1,137

				3,144

Maryland — 20.3%
Anne Arundel County, Maryland, GO Bonds, Consolidated Solid Waste Projects, Series 1998 AMT	5.300%	2/1/17	450	471
Frederick County, Maryland, GO Bonds, Public Facilities Bonds of 2000	5.000%	12/1/15	1,000	1,101
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Kreiger Issue
Series 1997	5.200%	7/1/09	400	426
Series 1997	5.250%	7/1/10	400	424

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Series 1997	5.125%	7/1/22	$1,000	$1,006
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.750%	8/15/14	500	553
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue
Series 2002	5.125%	7/1/14	400	421
Series 2002	6.000%	7/1/21	535	574
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue, Series 2001	5.000%	5/15/11	1,000	1,096
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue
Series 2000	6.125%	7/1/07	250	273
Series 2001	5.000%	7/1/10	1,000	1,083
Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore/Washington International Airport Projects, Series 2002B AMT (AMBAC insured)	5.250%	3/1/12	1,000	1,097
Maryland Transportation Authority, Transportation Facilities Projects, Revenue Bonds, Series 1992	5.700%	7/1/05	1,000	1,030
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds of 1995, Series A (FGIC insured)	0.000%	10/15/06	750	693B

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/15	$1,575	$1,732
State of Maryland, GO Bonds, State and Local Facilities
Loan of 2000, First Series	5.500%	8/1/10	2,000	2,279
Loan of 1998, First Series	5.000%	3/1/12	1,000	1,090

				15,349

Massachusetts — 1.5%
The Commonwealth of Massachusetts, GO Refunding Bonds, 1997 Series A (AMBAC insured)	5.750%	8/1/10	1,000	1,145

Michigan — 3.0%
Williamston Community Schools School District, County of Ingham, State of Michigan, School Building and Site Bonds, Series 1996 (MBIA insured)	6.250%	5/1/09	2,000	2,303

New York — 1.6%
Dormitory Authority of the State of New York, New York University, Insured Revenue Bonds, Series 1998A (MBIA insured)	6.000%	7/1/18	1,000	1,219

Pennsylvania — 13.0%
Central Bucks School District, Bucks County, Pennsylvania, GO Bonds, Series of 2002 (FGIC insured)	5.500%	5/15/17	1,000	1,129
City of Reading, Berks County, Pennsylvania, GO Bonds, Series of 2002 (AMBAC insured)	5.875%	11/15/12	1,200	1,411

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Pennsylvania — Continued
Commonwealth of Pennsylvania, GO Bonds, Second Series of 1999 (Pre-refunded 10/1/09)	5.750%	10/1/14	$2,000	$2,301	A
Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Bonds, Series B of 2003 (MBIA insured)	5.250%	12/1/16	1,000	1,116
The City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds
Series 1993 (AMBAC insured)	5.625%	6/15/08	1,000	1,112
Series 2001A (FGIC insured)	5.250%	11/1/17	1,000	1,108
The Pennsylvania IDA, Economic Development Revenue Bonds, Series 2002 (AMBAC insured)	5.500%	7/1/20	500	555
The Pennsylvania State University Bonds, Series A of 1997	5.000%	8/15/16	1,000	1,070

				9,802

Texas — 11.1%
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2002A (AMBAC insured)	5.500%	11/15/13	2,000	2,295
City of Houston, Texas, Public Improvement, Refunding Bonds, Series 1995C	5.625%	4/1/10	1,000	1,020
Dallas Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, Series 2001 (AMBAC insured)	5.375%	12/1/17	1,000	1,117
Harris County, Texas, Permanent Improvement Refunding Bonds, Series 1996 (MBIA insured)	0.000%	10/1/17	1,000	559	B
Tarrant County, Texas, Health Facilities Development Corporation, Harris Methodist Health System, Revenue Bonds (FGIC insured)
Series 1987A	5.000%	9/1/15	250	276
Series 1987B	5.000%	9/1/15	855	945

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Texas — Continued
Texas Public Finance Authority, State of Texas, GO Refunding Bonds, Series 1998B	5.125%	10/1/15	$1,000	$1,083
United Independent School District (Webb County, Texas), Unlimited Tax School Building Bonds, Series 1995	7.100%	8/15/06	1,000	1,094

				8,389

Virginia — 5.6%
Fairfax County Redevelopment and Housing Authority Lease Revenue Bonds (James Lee Community Center), Series 2004	5.250%	6/1/19	1,000	1,077
Metropolitan Washington Airports Authority, Airport System Revenue Refunding Bonds, Series 1999A (FGIC insured)	5.250%	10/1/12	1,000	1,079
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2001 Series D, Subseries D-3 AMT	5.000%	1/1/15	870	915
Virginia Resources Authority, Clean Water State Revolving Fund, Revenue Bonds, Series 1999	5.750%	10/1/13	1,000	1,142

				4,213

Washington — 4.7%
King County, Washington, Sewer Revenue Bonds, 1999 (Second Series) (FGIC insured)	6.000%	1/1/10	1,115	1,276
State of Washington, Motor Vehicle Fuel Tax, GO Bonds, Series 1997D	6.500%	1/1/07	1,045	1,146
State of Washington, Various Purpose GO Bonds, Series 2000B	6.000%	1/1/11	1,000	1,138

				3,560

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

West Virginia — 1.4%
West Virginia Hospital Finance Authority, Hospital Revenue Refunding Bonds (West Virginia University Hospitals, Inc.), 2003 Series A (FSA insured)	5.000%	6/1/07	$1,000	$1,073

Puerto Rico — 1.4%
Puerto Rico Highways and Transportation Authority, Highway Revenue Refunding Bonds, Series AA	5.000%	7/1/06	1,000	1,051

Total Municipal Bonds (Identified Cost — $61,234)				65,235

Variable Rate Demand Obligations — 12.4%
Indiana — 2.6%
City of Hammond, Indiana, PCR Refunding Bonds (Amoco Oil Company Project), Series 1994 VRDN	1.740%	10/1/04	2,000	2,000	C

Kentucky — 3.0%
Kentucky Economic Development Finance Authority, Hospital Revenue Bonds (Baptist Healthcare System Obligated Group)
Series 1999 C VRDN	1.740%	10/1/04	800	800	C
Series 1999 B VRDN	1.700%	10/6/04	1,470	1,470	C

				2,270

Mississippi — 1.3%
Jackson County, Mississippi, Port Facility Refunding Revenue Bonds (Chevron U.S.A. Inc. Project), Series 1993 VRDN	1.740%	10/1/04	1,000	1,000	C

Nevada — 1.5%
Clark County School District, Nevada, GO (Limited Tax) Building Bonds, Series 2001A VRDN	1.610%	10/1/04	1,100	1,100	C

Semi-Annual Report to Shareholders

		Maturity
	Rate	Date	Par	Value

Texas — 4.0%
Harris County Health Facilities Development Corporation, Variable Rate Revenue Bonds (The Methodist Hospital), Series 2002 VRDN	1.720%	10/1/04	$3,000	$3,000	C

Total Variable Rate Demand Obligations (Identified Cost — $9,370)				9,370

Total Investments — 98.6% (Identified Cost — $70,604)				74,605
Other Assets Less Liabilities — 1.4%				1,048

Net Assets — 100.0%				$75,653

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre- refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The rate shown is the rate as of September 30, 2004, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Tax-Free Intermediate-Term Income Trust

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost — $70,604)		$74,605
Cash		237

Receivable for:
Fund shares sold		95
Dividend and interest income		951
Other		1

		75,889

Liabilities:

Payable for:
Fund shares repurchased	$44
Income distribution	104
Due to manager and distributor	32
Accrued expenses	36

		216

Net Assets		$75,673

Net Assets Consist of:

Accumulated paid-in-capital applicable to:
4,688 Primary Class shares outstanding	$72,243
Accumulated net realized gain/(loss) on investments	(571)
Unrealized appreciation/(depreciation) of investments	4,001

Net Assets		$75,673

Net Asset Value Per Share:

Primary Class		$16.14

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Tax-Free Intermediate-Term Income Trust

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Interest			$1,481

Expenses:
Investment management fee	$203
Distribution and service fees	92
Audit and legal fees	15
Custodian fees	25
Registration fees	10
Reports to shareholders	9
Transfer agent and shareholder servicing expense	9
Trustees’ fees and expenses	10
Other expenses	3

	376
Less: Fees waived	(117)
Compensating balance credits	—	A

Total expenses, net of waivers and compensating balance credits			259

Net Investment Income			1,222

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments	(312)
Change in unrealized appreciation/(depreciation) of investments	(358)

Net Realized and Unrealized Gain/(Loss) on Investments			(670)

Change in Net Assets Resulting From Operations			$552

A	Amount is less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Tax-Free Intermediate-Term Income Trust

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/04	3/31/04
	(Unaudited)

Change in Net Assets:
Net investment income	$1,222	$2,255
Net realized gain/(loss) on investments	(312)	(18)
Change in unrealized appreciation/(depreciation) of investments	(358)	646

Change in net assets resulting from operations	552	2,883

Distributions to shareholders:
From net investment income	(1,222)	(2,255)
Change in net assets from Fund share transactions	(811)	2,238

Change in net assets	(1,481)	2,866

Net Assets:
Beginning of period	77,154	74,288

End of period	$75,673	$77,154

Undistributed net investment income	$—	$—

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Tax-Free Intermediate-Term

   Contained below is per share operating performance data for a Primary Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended		Years Ended March 31,
	September 30,
	2004		2004		2003		2002		2001		2000

	(Unaudited
Net asset value, beginning of period	$16.27		$16.13		$15.47		$15.66		$15.09		$15.68

Investment operations:
Net investment income	0.26	A	.49	A	.56	A	.65	A	.68	A	.67	A
Net realized and unrealized gain/(loss) on investments	(.13)		.14		.66		(.18)		.57		(.59)

Total from investment operations	.13		.63		1.22		.47		1.25		.08

Distributions:
From net investment income	(.26)		(.49)		(.56)		(.66)		(.68)		(.67)

Total distributions	(.26)		(.49)		(.56)		(.66)		(.68)		(.67)
Net asset value, end of period	$16.14		$16.27		$16.13		$15.47		$15.66		$15.09

Ratios/supplemental data:
Total return	.86	%B	3.95%		8.01%		3.00%		8.51%		.58%
Total expenses to average net assetsC	.70	%A,D	.70	% A	.70	% A	.70	% A	.70	% A	.70	% A
Net expenses to average net assetsE	.70	%A,D	.70	% A	.70	% A	.70	% A	.70	% A	.70	% A
Net investment income to average net assets	3.30	%A,D	3.01	% A	3.52	% A	4.16	% A	4.48	% A	4.40	% A
Portfolio turnover rate	11.2	%B	18.5%		17.3%		17.8%		10.1%		35.6%
Net assets, end of period (in thousands)	$75,673		$77,154		$74,288		$59,266		$50,710		$55,641

A	Net of fees waived by LMFA through August 1, 2005. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been: for the six months ended September 30, 2004, 1.02%; and for the years ended March 31, 2004, 1.05%; 2003, 1.08%; 2002, 1.10%; 2001, 1.08%; 2000, 1.02%.

B	Not annualized.

C	This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

D	Annualized.

E	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Tax-Free Income Fund

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Tax-Free Income Fund (“Trust”), consisting of the Maryland Tax-Free Income Trust (“Maryland Tax-Free”), the Pennsylvania Tax-Free Income Trust (“Pennsylvania Tax-Free”) and the Tax-Free Intermediate-Term Income Trust (“Tax-Free Intermediate”) (each a “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. All series of the Trust are non-diversified.
   Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

   Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Trustees and management. In determining fair value, the Board of Trustees and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
   Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At September 30, 2004, there were no receivables for securities sold or payables for securities purchased.

Semi-Annual Report to Shareholders

   For the six months ended September 30, 2004, security transactions (excluding short-term investments) were:

	Purchases	Proceeds From Sales

Maryland Tax-Free	$6,731	$9,963
Pennsylvania Tax-Free	3,600	7,244
Tax-Free Intermediate	8,671	7,198

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2004, accrued dividends payable were as follows: Maryland Tax-Free, $265; Pennsylvania Tax-Free, $109; and Tax-Free Intermediate, $104.

Compensating Balance Credits

   Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund’s expenses.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income

Semi-Annual Report to Shareholders

and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.

   The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At March 31, 2004, Maryland Tax-Free and Pennsylvania Tax-Free had no capital loss carryforwards. Tax-Free Intermediate had capital loss carryforwards of $12, $230, and $17, expiring in 2008, 2009, and 2012, respectively.

3. Transactions With Affiliates:

   The Trust has a management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund’s average daily net assets.
   LMFA has voluntarily agreed to waive its fees in any month to the extent a Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

				Six Months
				Ended	At
				September 30,	September 30,
				2004	2004
			Expense
	Advisory	Expense	Limitation	Management	Management
Fund	Fee	Limitation	Expiration Date	Fees Waived	Fees Payable

Maryland Tax-Free	0.55%	0.70%	August 1, 2005	$182	$47
Pennsylvania Tax-Free	0.55%	0.70%	August 1, 2005	117	16
Tax-Free Intermediate	0.55%	0.70%	August 1, 2005	117	17

   Legg Mason Trust, fsb (“LM Trust”) serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund’s average daily net assets.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual

Semi-Annual Report to Shareholders

distribution fee and an annual service fee, based on each Fund’s Primary Class’s average daily net assets, computed daily and payable monthly as follows:

			At
			September 30, 2004

	Distribution	Service	Distribution and Service
Fund	Fee	Fee	Fees Payable

Maryland Tax-Free	0.125%	0.125%	$34
Pennsylvania Tax-Free	0.125%	0.125%	15
Tax-Free Intermediate	0.125%	0.125%	15

   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Funds’ transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the six months ended September 30, 2004: Maryland Tax-Free, $8; Pennsylvania Tax-Free, $3; and Tax-Free Intermediate, $3.

   LMFA, LM Trust, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

   The Funds, along with certain other Legg Mason Funds, participate in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. During the six months ended September 30, 2004, the Funds made no borrowings under the Credit Agreement.

Semi-Annual Report to Shareholders

5. Fund Share Transactions:

   At September 30, 2004, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were:

	Maryland Tax-Free

	Primary Class

	Six Months
	Ended	Year Ended
	9/30/04	3/31/04

Shares:
Sold	388	1,964
Reinvestment of Distributions	168	289
Repurchased	(846)	(2,215)

Net Change	(290)	38

Amount:
Sold	$6,395	$32,803
Reinvestment of Distributions	2,750	4,826
Repurchased	(13,857)	(36,820)

Net Change	$(4,712)	$809

	Pennsylvania Tax-Free

	Primary Class

	Six Months
	Ended	Year Ended
	9/30/04	3/31/04

Shares:
Sold	139	842
Reinvestment of Distributions	68	143
Repurchased	(482)	(889)

Net Change	(275)	96

Amount:
Sold	$2,299	$14,293
Reinvestment of Distributions	1,116	2,414
Repurchased	(7,944)	(14,932)

Net Change	$(4,529)	$1,775

Semi-Annual Report to Shareholders

	Tax-Free Intermediate

	Primary Class

	Six Months
	Ended	Year Ended
	9/30/04	3/31/04

Shares:
Sold	506	1,590
Reinvestment of Distributions	57	101
Repurchased	(616)	(1,555)

Net Change	(53)	136

Amount:
Sold	$8,083	$25,719
Reinvestment of Distributions	897	1,635
Repurchased	(9,791)	(25,116)

Net Change	$(811)	$2,238

Notes

Notes

Notes
Notes

Fund Information

Investment Manager

Legg Mason Fund Adviser, Inc. Baltimore, MD

Investment Adviser

Legg Mason Trust, fsb Baltimore, MD

Board of Trustees

John F. Curley, Jr., Chairman Mark R. Fetting, President Dr. Ruby P. Hearn Arnold L. Lehman Robin J.W. Masters Dr. Jill E. McGovern Arthur S. Mehlman G. Peter O’Brien S. Ford Rowan Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Erin K. Morris, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services Braintree, MA

Custodian

State Street Bank & Trust Company Boston, MA

Counsel

Kirkpatrick & Lockhart LLP Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (SEC) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2004 is also available on the SEC’s website or on the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-030

Item 2 — Code of Ethics

Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax-Free Income Fund

Date: 11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Tax-Free Income Fund

Date:  11/22/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Tax-Free Income Fund

Date: 11/22/04